Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Amendment Flag	true
Entity Central Index Key	0000788784
Document Type	8-K/A
Document Period End Date	Apr. 18, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	001-09120
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 1, 2022, Public Service Enterprise Group Incorporated (PSEG) announced that in accordance with the planned transition previously disclosed by PSEG on Form 8-K filed on April 19, 2022, as of today, Ralph LaRossa, 59, succeeded Ralph Izzo as President and Chief Executive Officer and joined PSEG’s Board of Directors (the Board), and Mr. Izzo assumed the role of the Executive Chair of the Board. As previously disclosed, Mr. LaRossa will assume the role of Chair of the Board on January 1, 2023, at which time, by operation of the PSEG’s Corporate Governance Principles, he will also join the Executive Committee of the Board.